Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Compensation and benefits
Salaries and variable compensation	SFr 2,367	SFr 2,166	SFr 2,474	SFr 4,533	SFr 5,091
Social security	211	147	274	358	465
Other	156	169	166	325	334
Compensation and benefits	2,734	2,482	2,914	5,216	5,890
Pension and other post-retirement expense	80	SFr 79	82	159	172
Bank
Compensation and benefits
Compensation and benefits	SFr 2,750		SFr 2,910	SFr 5,253	SFr 5,865